Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Statutory Income Tax Rate

A reconciliation of the statutory income tax rates and the Company’s effective tax rate is as follows:

	December 31,
	2018	2017
Statutory U.S. federal rate	21.0%	34.0%
State income tax, net of federal benefit	7.0%	5.8%
Meals & entertainment	(0.1)%	(0.2)%
Valuation allowance	(27.96)%	(39.76)%
Provision for income taxes	0.0%	0.0%

Schedule of Deferred Tax Assets

The tax effects of the temporary differences and carry forwards that give rise to deferred tax assets consist of the following:

	As of December 31,
	2018	2017
Deferred tax assets:
Net operating loss carry forwards	$15,108,073	$10,853,800
Patent costs	382,812	325,615
Accrued Vacation	11,516	21,019
Research and development credit	4,314,813	3,047,985
Stock-based compensation	1,903,104	1,722,380
Other	8,495	6,894
Gross deferred tax assets	21,728,813	15,977,693
Valuation allowance	(21,728,813)	(15,977,693)
Net deferred tax assets	$—	$—